Interim Consolidated Balance Sheets (Unaudited) $ in Thousands		Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)		Dec. 31, 2025 SGD ($)
Current assets
Cash and cash equivalents		$ 2,419	$ 3,130,000		$ 1,990,000
Accounts receivable		19	24,000
Deposits, prepayments and other receivables		141	184,000		67,000
Total current assets		2,579	3,338,000		2,057,000
Non-current assets
Property and equipment, net		407	527,000		537,000
Intangible assets		74	97,000		73,000
Right-of-use asset		22	28,000
Total non-current assets		503	652,000		610,000
Total Assets		3,082	3,990,000		2,667,000
Current liabilities
Accounts payable and accrued liabilities		620	802,000		1,274,000
Bank borrowings		11	14,000		10,000
Lease liabilities		22	28,000
Income tax payable					8,000
Total current liabilities		654	846,000		1,510,000
Non-current liabilities
Bank borrowings		292	378,000		388,000
Total Liabilities		946	1,224,000		1,898,000
Commitments and contingencies
Shareholders’ Equity
Ordinary share, par value US$0.00225, 10,222,222,222.22 shares authorized, 37,777.78 shares issues and outstanding	[1]		(0)	[2]	(0)	[2]
Additional paid-in capital		5,805	7,514,000		2,137,000
Retained earnings (Accumulated losses)		(3,667)	(4,746,000)		(1,361,000)
Forex reserve		(2)	(2,000)		(7,000)
Total Shareholders’ Equity		2,136	2,766,000		769,000
Total Liabilities and Shareholders’ Equity		3,082	3,990,000		2,667,000
Director [Member]
Current liabilities
Amount due to director		$ 1	$ 2,000		$ 218,000

[1]	Below S$1,000/US$1,000
[2]	Retrospectively presented for the effect of (i) the issuance of 1 ordinary share on February 15, 2024 in preparation of the Company’s initial public offering, (ii) the 1:200 share subdivision and 5,000,000 share surrender approved on October 2, 2024, (iii) the 15 for 1 reverse share split effected on February 12, 2026, and (iv) the 30 for 1 reverse share split effected on May 4, 2026.